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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-00620
                                    -----------------

                  AMF Large Cap Equity Institutional Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      3435 Stelzer Rd. Columbus, OH                              43219
--------------------------------------------------------------------------------
 (Address of principal executive offices)                     (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end:   December 31, 2005
                        --------------------------

Date of reporting period:  March 31, 2005
                         -------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

Schedule of Portfolio Investments
March 31, 2005
(Unaudited)


                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                                 VALUE
                                                                   ------                                 -----
COMMON STOCKS  (95.9%)
ADVERTISING  (4.0%)
Omnicom Group, Inc.                                                 40,000            $                  3,540,800
                                                                                                         ---------
AEROSPACE/DEFENSE  (2.9%)
General Dynamics Corp.                                              24,000                               2,569,200
                                                                                                         ---------
AUTOMOTIVE  (3.9%)
Harley-Davidson, Inc.                                               59,000                               3,407,840
                                                                                                         ---------
BEVERAGES  (3.8%)
Anheuser Busch Companies, Inc.                                      70,000                               3,317,300
                                                                                                         ---------
BEVERAGES NON-ALCOHOLIC  (7.4%)
Coca-Cola Co.                                                       80,000                               3,333,600
PepsiCo, Inc.                                                       59,000                               3,128,770
                                                                                                         ---------
                                                                                                         6,462,370
BUILDING PRODUCTS  (3.8%)
Home Depot, Inc.                                                    86,000                               3,288,640
                                                                                                         ---------
BUSINESS EQUIPMENT & SERVICES  (2.8%)
Cintas Corp.                                                        60,000                               2,478,600
                                                                                                         ---------
COMPUTER SOFTWARE & SERVICES  (10.3%)
Automatic Data Processing, Inc.                                     80,000                               3,596,000
First Data Corp.                                                    74,000                               2,908,940
Microsoft Corp.                                                    103,000                               2,489,510
                                                                                                         ---------
                                                                                                         8,994,450
                                                                                                         ---------
COMPUTERS, PERIPHERALS & SOFTWARE  (3.1%)
Cisco Systems, Inc. (a)                                            150,000                               2,683,500
                                                                                                         ---------
CONSUMER NON-DURABLE  (4.1%)
Procter & Gamble Co.                                                68,000                               3,604,000
                                                                                                         ---------
DISTRIBUTOR-CONSUMER PRODUCTS  (3.9%)
Sysco Corp.                                                         95,000                               3,401,000
                                                                                                         ---------
DIVERSIFIED MANUFACTURING  (6.9%)
General Electric Co.                                               100,000                               3,606,000
Illinois Tool Works, Inc.                                           27,000                               2,417,310
                                                                                                         ---------
                                                                                                         6,023,310
                                                                                                         ---------
FINANCIAL SERVICES  (6.3%)
American Express Co.                                                47,000                               2,414,390
State Street Corp.                                                  71,000                               3,104,120
                                                                                                         ---------
                                                                                                         5,518,510
                                                                                                         ---------
FOOD PROCESSING  (3.7%)
Wm. Wrigley Jr., Co.                                                50,000                               3,278,500
                                                                                                         ---------
HEALTH CARE  (4.2%)
Johnson & Johnson                                                   55,000                               3,693,800
                                                                                                         ---------
INSURANCE  (4.0%)





Berkshire Hathaway, Inc. (a)                                            40                               3,480,000
                                                                                                         ---------
INSURANCE CARRIERS, N.E.C.  (2.9%)
American International Group, Inc.                                  45,000                               2,493,450
                                                                                                         ---------
OIL & GAS  (3.1%)
Exxon Mobil Corp.                                                   45,000                               2,682,000
                                                                                                         ---------
PHARMACEUTICALS  (7.5%)
Abbott Laboratories                                                 75,000                               3,496,500
Pfizer, Inc.                                                       115,000                               3,021,050
                                                                                                         ---------
                                                                                                         6,517,550
                                                                                                         ---------
PUBLISHING  (3.3%)
Gannett Co., Inc.                                                   37,000                               2,925,960
                                                                                                         ---------
RETAIL  (4.0%)
Wal-Mart Stores, Inc.                                               70,000                               3,507,700
                                                                                                         ---------
TOTAL COMMON STOCKS (COST $63,279,443)                                                                  83,868,480
                                                                                                        ----------

CASH EQUIVALENTS  (3.9%)
MONEY MARKET MUTUAL FUND  (3.9%)
Vanguard Admiral Money Market                                    3,424,324                               3,424,324
Fund                                                                                                     ---------


TOTAL CASH EQUIVALENTS (COST $3,424,324)                                                                 3,424,324
                                                                                                         ---------



TOTAL INVESTMENTS (COST $66,703,767) (b)   -   99.8%                                                    87,292,804
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.2%                                                           145,698
                                                                                                           -------

NET ASSETS   -   100.0%                                                               $                 87,438,502
                                                                                                        ==========


------------
(a)      Represents no-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

       Unrealized appreciation                            $24,081,423
       Unrealized depreciation                             (3,492,386)
                                                          -----------
       Net unrealized appreciation                        $20,589,037
                                                          ===========

                 AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
                   NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2005
                                  (UNAUDITED)


SECURITIES VALUATION:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.


SECURITY TRANSACTIONS:

Security transactions are accounted for on the trade date. The discount and premium on securities purchased are amortized over the life of the respected security

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AMF Large Cap Equity Institutional Fund. Inc.
            --------------------------------------------------------------------


By (Signature and Title) /s/ Trent M. Statczar      Trent M. Statczar, Treasurer
                         -------------------------------------------------------


Date     5/24/05
    -----------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph R. Ficalora    Joseph R. Ficalora, President
                         -------------------------------------------------------


Date     5/24/05
    -----------------------------------------


By (Signature and Title) /s/ Trent M. Statczar      Trent M. Statczar, Treasurer
                         -------------------------------------------------------


Date     5/24/05
    -----------------------------------------